Stockholders' Deficit - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Stock Options, Outstanding beginning balance	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share)	$ 0.43	$ 0.43
Stock Options, Issued			6,810,000
Weighted Average Exercise Price, Issued			$ 0.43
Weighted Average Life Remaining, Issued			10 years
Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Stock Options, Forfeited/Expired		(3,163,125)
Weighted Average Exercise Price, Forfeited/Expired		$ 0.43
Weighted Average Life Remaining, Forfeited/Expired		8 years 11 months 12 days
Stock Options, Outstanding Ending balance	3,846,875	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share)		$ 0.43	$ 0.43
Weighted Average Life Remaining, Outstanding ending balance		8 years 5 months 12 days	9 years 5 months 12 days
Stock Options, Vested		2,746,875
Weighted Average Exercise Price, Vested		$ 0.43
Weighted Average Life Remaining, Vested		8 years 5 months 12 days